Provisions for Contingent Loans Credit Risk - Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	$ 15,008,215	$ 13,468,365
Substandard	40,227	51,625
Non-complying	32,326	27,445
Total	15,080,768	13,547,435
Stage 1 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	5,328,378	4,775,026
Substandard
Non-complying
Total	5,328,378	4,775,026
Stage 1 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	9,397,036	8,422,110
Substandard
Non-complying
Total	9,397,036	8,422,110
Stage 2 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	19,936	16,665
Substandard	40,227	51,625
Non-complying
Total	60,163	68,290
Stage 2 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal	262,865	254,564
Substandard
Non-complying
Total	262,865	254,564
Stage 3 - Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal
Substandard
Non-complying	24,503	18,861
Total	24,503	18,861
Stage 3 - Group [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk Based on the Bank’s [Line Items]
Normal
Substandard
Non-complying	7,823	8,584
Total	$ 7,823	$ 8,584